Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.(1)	3,397	$ 2,018,905
Curtiss-Wright Corp.	1,885	668,930
HEICO Corp.	5,154	1,225,312
Hexcel Corp.	4,280	268,356
Moog, Inc., Class A	1,350	265,734
Woodward, Inc.	2,821	469,471
		$ 4,916,708
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	8,051	$831,829
Expeditors International of Washington, Inc.	8,527	944,536
GXO Logistics, Inc.(1)	6,359	276,617
		$2,052,982
Automobile Components — 0.6%
Aptiv PLC(1)	17,207	$1,040,680
Autoliv, Inc.	5,256	492,960
BorgWarner, Inc.	15,181	482,604
Lear Corp.	3,579	338,931
Modine Manufacturing Co.(1)	3,444	399,263
		$2,754,438
Automobiles — 0.3%
Harley-Davidson, Inc.	9,208	$277,437
Rivian Automotive, Inc., Class A(1)(2)	51,537	685,442
Thor Industries, Inc.	3,369	322,447
		$1,285,326
Banks — 3.1%
Bank OZK	5,334	$237,523
BOK Financial Corp.	1,074	114,327
Cadence Bank	8,724	300,542
Citizens Financial Group, Inc.	20,383	891,960
Comerica, Inc.	6,295	389,346
Commerce Bancshares, Inc.	5,934	369,748
Cullen/Frost Bankers, Inc.	2,855	383,284
East West Bancorp, Inc.	6,144	588,350
F.N.B. Corp.	15,844	234,174
Fifth Third Bancorp	29,905	1,264,384
First Citizens Bancshares, Inc., Class A	462	976,215
First Horizon Corp.	24,837	500,217
Home BancShares, Inc.	9,231	261,237
Huntington Bancshares, Inc.	65,028	1,058,006
KeyCorp	45,895	786,640
M&T Bank Corp.	7,414	1,393,906
Old National Bancorp	13,763	298,726
Pinnacle Financial Partners, Inc.	3,621	414,206
Popular, Inc.	3,387	318,581
Security	Shares	Value
Banks (continued)
Regions Financial Corp.	41,137	$ 967,542
SouthState Corp.	3,368	335,049
Synovus Financial Corp.	6,932	355,126
Webster Financial Corp.	7,660	422,985
Western Alliance Bancorp	5,130	428,560
Wintrust Financial Corp.	2,915	363,530
Zions Bancorp NA	6,957	377,417
		$ 14,031,581
Beverages — 0.1%
Celsius Holdings, Inc.(1)	8,708	$229,369
Coca-Cola Consolidated, Inc.	303	381,777
		$611,146
Biotechnology — 2.3%
Alnylam Pharmaceuticals, Inc.(1)	6,410	$1,508,337
Apellis Pharmaceuticals, Inc.(1)	4,819	153,774
Biogen, Inc.(1)	7,112	1,087,567
BioMarin Pharmaceutical, Inc.(1)	9,252	608,134
Blueprint Medicines Corp.(1)	3,292	287,128
Cytokinetics, Inc.(1)	5,582	262,577
Exact Sciences Corp.(1)	8,965	503,743
Exelixis, Inc.(1)	13,888	462,470
Halozyme Therapeutics, Inc.(1)	6,759	323,148
Incyte Corp.(1)	7,801	538,815
Insmed, Inc.(1)	8,574	591,949
Ionis Pharmaceuticals, Inc.(1)	7,206	251,922
Krystal Biotech, Inc.(1)	1,195	187,209
Madrigal Pharmaceuticals, Inc.(1)	903	278,639
Neurocrine Biosciences, Inc.(1)	4,843	661,069
Revolution Medicines, Inc.(1)	6,931	303,162
Roivant Sciences Ltd.(1)	20,867	246,857
Sarepta Therapeutics, Inc.(1)	4,370	531,348
United Therapeutics Corp.(1)	2,215	781,541
Vaxcyte, Inc.(1)	5,909	483,711
Viking Therapeutics, Inc.(1)(2)	5,311	213,715
		$10,266,815
Broadline Retail — 0.4%
eBay, Inc.	20,908	$1,295,251
Etsy, Inc.(1)	4,657	246,309
Macy's, Inc.	12,578	212,945
Ollie's Bargain Outlet Holdings, Inc.(1)	2,575	282,555
		$2,037,060
Building Products — 1.7%
A.O. Smith Corp.	6,133	$418,332
AAON, Inc.	3,500	411,880
Advanced Drainage Systems, Inc.	3,485	402,866
Allegion PLC	4,614	602,957

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Armstrong World Industries, Inc.	2,113	$ 298,630
AZEK Co., Inc.(1)	6,261	297,210
Carlisle Cos., Inc.	2,515	927,633
Fortune Brands Innovations, Inc.	5,490	375,132
Lennox International, Inc.	1,639	998,643
Masco Corp.	9,306	675,336
Owens Corning	5,099	868,462
Simpson Manufacturing Co., Inc.	2,051	340,117
Trex Co., Inc.(1)	4,626	319,333
UFP Industries, Inc.	2,816	317,222
Zurn Elkay Water Solutions Corp., Class C	6,565	244,874
		$7,498,627
Capital Markets — 5.3%
Affiliated Managers Group, Inc.	1,402	$259,258
Ameriprise Financial, Inc.	4,396	2,340,562
Ares Management Corp., Class A	8,412	1,489,176
Bank of New York Mellon Corp.	32,830	2,522,329
Blue Owl Capital, Inc.	26,346	612,808
Carlyle Group, Inc.	9,442	476,727
Cboe Global Markets, Inc.	4,784	934,794
Evercore, Inc., Class A	1,703	472,055
FactSet Research Systems, Inc.	1,962	942,309
Franklin Resources, Inc.	12,527	254,173
Hamilton Lane, Inc., Class A	1,918	283,960
Houlihan Lokey, Inc.	2,399	416,610
Invesco Ltd.	20,177	352,694
Janus Henderson Group PLC	6,395	271,979
Jefferies Financial Group, Inc.	6,765	530,376
LPL Financial Holdings, Inc.	3,324	1,085,319
MarketAxess Holdings, Inc.	1,938	438,065
Morningstar, Inc.	1,480	498,405
MSCI, Inc.	3,565	2,139,036
Nasdaq, Inc.	18,764	1,450,645
Northern Trust Corp.	9,104	933,160
Raymond James Financial, Inc.	8,224	1,277,434
SEI Investments Co.	4,758	392,440
State Street Corp.	13,235	1,299,015
Stifel Financial Corp.	4,747	503,562
T. Rowe Price Group, Inc.	10,019	1,133,049
TPG, Inc.	3,809	239,357
Tradeweb Markets, Inc., Class A	5,122	670,572
		$24,219,869
Chemicals — 1.5%
Arcadium Lithium PLC(1)	109,941	$563,997
Ashland, Inc.	2,671	190,870
Axalta Coating Systems Ltd.(1)	11,109	380,150
Balchem Corp.	1,682	274,158
Cabot Corp.	2,880	262,973
Celanese Corp.	5,796	401,141
Security	Shares	Value
Chemicals (continued)
Eastman Chemical Co.	6,158	$ 562,348
Element Solutions, Inc.	10,717	272,533
FMC Corp.	6,005	291,903
International Flavors & Fragrances, Inc.	13,051	1,103,462
Mosaic Co.	15,441	379,540
PPG Industries, Inc.	11,764	1,405,210
RPM International, Inc.	6,498	799,644
		$ 6,887,929
Commercial Services & Supplies — 0.9%
Brink's Co.	2,474	$229,513
Casella Waste Systems, Inc., Class A(1)	3,144	332,667
Clean Harbors, Inc.(1)	2,636	606,649
MSA Safety, Inc.	1,938	321,262
Rollins, Inc.	15,582	722,226
Tetra Tech, Inc.	13,453	535,967
Veralto Corp.	11,438	1,164,960
		$3,913,244
Communications Equipment — 0.4%
Ciena Corp.(1)	7,220	$612,328
F5, Inc.(1)	2,938	738,819
Juniper Networks, Inc.	16,250	608,563
		$1,959,710
Construction & Engineering — 1.4%
AECOM	7,058	$753,936
API Group Corp.(1)	13,462	484,228
Comfort Systems USA, Inc.	1,834	777,726
Dycom Industries, Inc.(1)	1,561	271,708
EMCOR Group, Inc.	2,325	1,055,317
MasTec, Inc.(1)	3,075	418,631
Quanta Services, Inc.	6,743	2,131,125
Valmont Industries, Inc.	957	293,483
WillScot Holdings Corp.(1)	8,860	296,367
		$6,482,521
Construction Materials — 0.5%
Summit Materials, Inc., Class A(1)	11,842	$599,205
Vulcan Materials Co.	6,393	1,644,472
		$2,243,677
Consumer Finance — 1.1%
Ally Financial, Inc.	12,928	$465,537
Credit Acceptance Corp.(1)	296	138,960
Discover Financial Services	11,243	1,947,625
FirstCash Holdings, Inc.	1,705	176,638
OneMain Holdings, Inc.	5,392	281,085
SLM Corp.	10,363	285,812
SoFi Technologies, Inc.(1)	50,773	781,904

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
Synchrony Financial	17,347	$ 1,127,555
		$ 5,205,116
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	21,671	$ 425,619
BJ's Wholesale Club Holdings, Inc.(1)	5,848	522,519
Casey's General Stores, Inc.	1,883	746,101
Dollar General Corp.	10,043	761,460
Dollar Tree, Inc.(1)	9,802	734,562
Kroger Co.	34,056	2,082,524
Performance Food Group Co.(1)	7,977	674,455
Sprouts Farmers Market, Inc.(1)	5,090	646,786
Sysco Corp.	23,696	1,811,796
U.S. Foods Holding Corp.(1)	11,658	786,449
		$9,192,271
Containers & Packaging — 1.8%
Amcor PLC	71,923	$676,795
AptarGroup, Inc.	3,376	530,370
Avery Dennison Corp.	3,958	740,660
Ball Corp.	15,201	838,031
Berry Global Group, Inc.	5,619	363,381
Crown Holdings, Inc.	5,868	485,225
Graphic Packaging Holding Co.	15,500	420,980
International Paper Co.	17,504	942,065
Packaging Corp. of America	4,506	1,014,436
Sealed Air Corp.	6,842	231,465
Silgan Holdings, Inc.	4,832	251,506
Smurfit WestRock PLC	26,043	1,402,676
Sonoco Products Co.	5,133	250,747
		$8,148,337
Distributors — 0.4%
Genuine Parts Co.	6,360	$742,594
LKQ Corp.	11,614	426,814
Pool Corp.	1,669	569,029
		$1,738,437
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	3,121	$345,963
Duolingo, Inc.(1)	1,901	616,361
H&R Block, Inc.	7,519	397,304
Service Corp. International	7,198	574,544
		$1,934,172
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	8,535	$266,975
W.P. Carey, Inc.	11,235	612,083
		$879,058
Security	Shares	Value
Electric Utilities — 1.7%
Alliant Energy Corp.	13,384	$ 791,529
Evergy, Inc.	11,793	725,859
Eversource Energy	18,809	1,080,201
Exelon Corp.	48,575	1,828,363
IDACORP, Inc.	2,610	285,221
NRG Energy, Inc.	10,309	930,078
Portland General Electric Co.	5,348	233,280
Xcel Energy, Inc.	27,190	1,835,869
		$7,710,400
Electrical Equipment — 2.0%
Acuity Brands, Inc.	1,572	$459,228
AMETEK, Inc.	10,802	1,947,169
Atkore, Inc.	1,926	160,725
Hubbell, Inc.	2,735	1,145,664
NEXTracker, Inc., Class A(1)	7,566	276,386
nVent Electric PLC	8,690	592,310
Regal Rexnord Corp.	3,367	522,323
Rockwell Automation, Inc.	5,589	1,597,280
Sensata Technologies Holding PLC	7,836	214,706
Vertiv Holdings Co., Class A	17,268	1,961,818
		$8,877,609
Electronic Equipment, Instruments & Components — 2.6%
Arrow Electronics, Inc.(1)	2,413	$272,959
Avnet, Inc.	4,093	214,146
Badger Meter, Inc.	1,552	329,210
CDW Corp.	6,541	1,138,396
Cognex Corp.	9,385	336,546
Coherent Corp.(1)	7,994	757,272
Corning, Inc.	38,119	1,811,415
Insight Enterprises, Inc.(1)	1,183	179,934
Itron, Inc.(1)	2,132	231,493
Jabil, Inc.	5,337	767,994
Keysight Technologies, Inc.(1)	8,804	1,414,186
Littelfuse, Inc.	1,327	312,707
Novanta, Inc.(1)	1,927	294,388
TD SYNNEX Corp.	3,592	421,270
Teledyne Technologies, Inc.(1)	2,355	1,093,026
Trimble, Inc.(1)	12,216	863,183
Vontier Corp.	7,790	284,101
Zebra Technologies Corp., Class A(1)	2,573	993,744
		$11,715,970
Energy Equipment & Services — 0.4%
Baker Hughes Co.	46,981	$1,927,161
		$1,927,161
Entertainment — 2.0%
Electronic Arts, Inc.	11,507	$1,683,474

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Liberty Media Corp.-Liberty Formula One, Class A(1)	13,318	$ 1,119,245
Liberty Media Corp.-Liberty Live, Class A(1)	3,349	222,909
Live Nation Entertainment, Inc.(1)	8,298	1,074,591
ROBLOX Corp., Class A(1)	26,123	1,511,477
Roku, Inc.(1)	6,383	474,512
Take-Two Interactive Software, Inc.(1)	7,964	1,466,013
Warner Bros. Discovery, Inc.(1)	123,015	1,300,269
Warner Music Group Corp., Class A	7,146	221,526
		$9,074,016
Financial Services — 1.9%
Affirm Holdings, Inc.(1)	13,027	$793,344
Corpay, Inc.(1)	3,317	1,122,539
Equitable Holdings, Inc.	14,429	680,616
Essent Group Ltd.	4,612	251,077
Euronet Worldwide, Inc.(1)	2,013	207,017
Fidelity National Information Services, Inc.	25,326	2,045,581
Jack Henry & Associates, Inc.	3,669	643,176
Jackson Financial, Inc., Class A	3,599	313,401
MGIC Investment Corp.	11,884	281,770
Mr. Cooper Group, Inc.(1)	2,780	266,908
PennyMac Financial Services, Inc.	1,209	123,487
Radian Group, Inc.	7,128	226,100
Shift4 Payments, Inc., Class A(1)	3,349	347,559
Toast, Inc., Class A(1)	19,808	722,001
Voya Financial, Inc.	4,108	282,754
WEX, Inc.(1)	2,105	369,049
		$8,676,379
Food Products — 2.5%
Bunge Global SA	7,177	$558,083
Campbell's Co.	10,414	436,138
Conagra Brands, Inc.	24,408	677,322
Darling Ingredients, Inc.(1)	7,661	258,099
Flowers Foods, Inc.	10,962	226,475
Freshpet, Inc.(1)	2,556	378,569
General Mills, Inc.	27,395	1,746,979
Hershey Co.	7,420	1,256,577
Hormel Foods Corp.	14,126	443,133
Ingredion, Inc.	3,137	431,526
J.M. Smucker Co.	5,210	573,725
Kellanova	14,742	1,193,660
Kraft Heinz Co.	44,652	1,371,263
Lamb Weston Holdings, Inc.	7,396	494,275
Lancaster Colony Corp.	987	170,889
McCormick & Co., Inc.	13,325	1,015,898
		$11,232,611
Gas Utilities — 0.2%
National Fuel Gas Co.	5,039	$305,767
Southwest Gas Holdings, Inc.	3,435	242,889
Security	Shares	Value
Gas Utilities (continued)
UGI Corp.	10,949	$ 309,090
		$ 857,746
Ground Transportation — 1.3%
J.B. Hunt Transport Services, Inc.	4,973	$ 848,692
Knight-Swift Transportation Holdings, Inc.	11,266	597,549
Landstar System, Inc.	2,268	389,778
Lyft, Inc., Class A(1)	17,386	224,279
Old Dominion Freight Line, Inc.	8,839	1,559,200
Ryder System, Inc.	2,720	426,659
Saia, Inc.(1)	1,679	765,171
XPO, Inc.(1)	6,860	899,689
		$5,711,017
Health Care Equipment & Supplies — 3.0%
Align Technology, Inc.(1)	3,528	$735,623
Baxter International, Inc.	25,812	752,678
Cooper Cos., Inc.(1)	9,566	879,402
DENTSPLY SIRONA, Inc.	11,067	210,052
GE HealthCare Technologies, Inc.	21,972	1,717,771
Glaukos Corp.(1)	2,604	390,444
Globus Medical, Inc., Class A(1)	5,354	442,829
Hologic, Inc.(1)	10,999	792,918
IDEXX Laboratories, Inc.(1)	3,931	1,625,233
Inspire Medical Systems, Inc.(1)	1,473	273,065
Insulet Corp.(1)	3,541	924,449
Merit Medical Systems, Inc.(1)	3,043	294,319
Penumbra, Inc.(1)	1,920	455,962
ResMed, Inc.	7,156	1,636,506
STERIS PLC	4,758	978,054
Teleflex, Inc.	2,185	388,886
Zimmer Biomet Holdings, Inc.	9,772	1,032,216
		$13,530,407
Health Care Providers & Services — 1.8%
Centene Corp.(1)	24,875	$1,506,927
Chemed Corp.	692	366,622
DaVita, Inc.(1)	2,588	387,035
Encompass Health Corp.	4,705	434,507
Ensign Group, Inc.	2,806	372,805
HealthEquity, Inc.(1)	4,308	413,353
Henry Schein, Inc.(1)	6,047	418,452
Humana, Inc.	5,987	1,518,962
Labcorp Holdings, Inc.	4,026	923,242
Molina Healthcare, Inc.(1)	2,779	808,828
Option Care Health, Inc.(1)	8,715	202,188
Quest Diagnostics, Inc.	5,639	850,700
		$8,203,621

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	9,101	$ 887,802
Healthcare Realty Trust, Inc.	18,146	307,575
Healthpeak Properties, Inc.	36,448	738,801
Omega Healthcare Investors, Inc.	13,701	518,583
Ventas, Inc.	21,679	1,276,676
		$ 3,729,437
Health Care Technology — 0.4%
Doximity, Inc., Class A(1)	6,227	$ 332,460
Veeva Systems, Inc., Class A(1)	7,220	1,518,005
		$1,850,465
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	35,991	$630,562
Ryman Hospitality Properties, Inc.	3,228	336,810
		$967,372
Hotels, Restaurants & Leisure — 1.6%
Aramark	13,227	$493,499
Cava Group, Inc.(1)	4,014	452,779
Choice Hotels International, Inc.	1,330	188,833
Darden Restaurants, Inc.	5,894	1,100,351
Domino's Pizza, Inc.	1,784	748,852
Hyatt Hotels Corp., Class A	2,041	320,396
Planet Fitness, Inc., Class A(1)	4,247	419,901
Texas Roadhouse, Inc.	3,256	587,480
Vail Resorts, Inc.	2,014	377,524
Wingstop, Inc.	1,507	428,290
Wyndham Hotels & Resorts, Inc.	3,849	387,941
Yum! Brands, Inc.	13,643	1,830,345
		$7,336,191
Household Durables — 1.6%
Installed Building Products, Inc.	1,319	$231,155
KB Home	4,080	268,138
Lennar Corp., Class A	11,534	1,572,891
Meritage Homes Corp.	1,968	302,718
Mohawk Industries, Inc.(1)	2,262	269,472
NVR, Inc.(1)	153	1,251,372
PulteGroup, Inc.	10,588	1,153,033
Taylor Morrison Home Corp.(1)	5,725	350,427
Tempur Sealy International, Inc.	7,733	438,384
Toll Brothers, Inc.	5,328	671,062
TopBuild Corp.(1)	1,610	501,257
Whirlpool Corp.	2,438	279,102
		$7,289,011
Household Products — 0.9%
Church & Dwight Co., Inc.	10,921	$1,143,538
Clorox Co.	5,372	872,467
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	14,761	$ 1,934,281
		$ 3,950,286
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	35,610	$ 458,301
Brookfield Renewable Corp.	7,391	204,435
Clearway Energy, Inc., Class C	4,916	127,816
		$ 790,552
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	15,758	$337,221
EastGroup Properties, Inc.	2,547	408,768
First Industrial Realty Trust, Inc.	7,328	367,353
Rexford Industrial Realty, Inc.	12,090	467,399
STAG Industrial, Inc.	10,111	341,954
Terreno Realty Corp.	5,269	311,609
		$2,234,304
Insurance — 4.2%
Allstate Corp.	12,058	$2,324,662
American Financial Group, Inc.	3,485	477,201
Arch Capital Group Ltd.	16,332	1,508,260
Axis Capital Holdings Ltd.	3,725	330,110
Brown & Brown, Inc.	12,299	1,254,744
Cincinnati Financial Corp.	6,953	999,146
Everest Group Ltd.	1,903	689,762
First American Financial Corp.	5,360	334,679
Globe Life, Inc.	3,868	431,359
Hanover Insurance Group, Inc.	1,755	271,428
Hartford Financial Services Group, Inc.	13,115	1,434,781
Kinsale Capital Group, Inc.	1,008	468,851
Lincoln National Corp.	8,383	265,825
Old Republic International Corp.	10,710	387,595
Primerica, Inc.	1,446	392,473
Principal Financial Group, Inc.	10,574	818,533
Prudential Financial, Inc.	15,993	1,895,650
Reinsurance Group of America, Inc.	2,899	619,313
RenaissanceRe Holdings Ltd.	2,235	556,090
Ryan Specialty Holdings, Inc.	4,300	275,888
Selective Insurance Group, Inc.	2,724	254,749
Unum Group	8,194	598,408
W.R. Berkley Corp.	13,487	789,259
White Mountains Insurance Group Ltd.	111	215,902
Willis Towers Watson PLC	4,558	1,427,748
		$19,022,416
Interactive Media & Services — 0.3%
Pinterest, Inc., Class A(1)	28,462	$825,398
Snap, Inc., Class A(1)	52,490	565,317

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
ZoomInfo Technologies, Inc.(1)	13,502	$ 141,906
		$ 1,532,621
IT Services — 2.9%
Akamai Technologies, Inc.(1)	7,093	$ 678,445
Amdocs Ltd.	5,333	454,052
Cloudflare, Inc., Class A(1)	14,834	1,597,325
Cognizant Technology Solutions Corp., Class A	23,895	1,837,526
EPAM Systems, Inc.(1)	2,793	653,059
Gartner, Inc.(1)	3,608	1,747,968
GoDaddy, Inc., Class A(1)	6,879	1,357,708
Kyndryl Holdings, Inc.(1)	11,492	397,623
MongoDB, Inc.(1)	3,411	794,115
Snowflake, Inc., Class A(1)	14,034	2,166,990
Twilio, Inc., Class A(1)	7,114	768,881
VeriSign, Inc.(1)	4,224	874,199
		$13,327,891
Leisure Products — 0.2%
Brunswick Corp.	3,466	$224,181
Hasbro, Inc.	6,036	337,473
Mattel, Inc.(1)	14,864	263,538
		$825,192
Life Sciences Tools & Services — 2.6%
Agilent Technologies, Inc.	13,885	$1,865,311
Avantor, Inc.(1)	32,615	687,198
Bio-Rad Laboratories, Inc., Class A(1)	985	323,582
Bio-Techne Corp.	7,728	556,648
Bruker Corp.	5,375	315,082
Charles River Laboratories International, Inc.(1)	2,398	442,671
Illumina, Inc.(1)	7,736	1,033,762
IQVIA Holdings, Inc.(1)	8,848	1,738,720
Medpace Holdings, Inc.(1)	1,332	442,530
Mettler-Toledo International, Inc.(1)	1,021	1,249,377
Repligen Corp.(1)	2,451	352,797
Revvity, Inc.	5,960	665,196
Waters Corp.(1)	2,872	1,065,455
West Pharmaceutical Services, Inc.	3,539	1,159,235
		$11,897,564
Machinery — 5.0%
AGCO Corp.	3,247	$303,530
Allison Transmission Holdings, Inc.	4,407	476,220
Chart Industries, Inc.(1)	2,310	440,840
CNH Industrial NV	41,486	470,036
Cummins, Inc.	6,253	2,179,796
Donaldson Co., Inc.	6,087	409,959
Dover Corp.	6,982	1,309,823
ESAB Corp.	2,989	358,501
Security	Shares	Value
Machinery (continued)
Federal Signal Corp.	2,875	$ 265,621
Flowserve Corp.	6,967	400,742
Fortive Corp.	17,676	1,325,700
Franklin Electric Co., Inc.	1,840	179,308
Graco, Inc.	8,361	704,749
IDEX Corp.	3,787	792,581
Ingersoll Rand, Inc.	19,065	1,724,620
ITT, Inc.	4,142	591,809
Lincoln Electric Holdings, Inc.	2,895	542,726
Middleby Corp.(1)	2,811	380,750
Mueller Industries, Inc.	5,893	467,668
Nordson Corp.	2,690	562,856
Oshkosh Corp.	3,132	297,759
Otis Worldwide Corp.	19,469	1,803,024
Pentair PLC	8,245	829,777
Snap-on, Inc.	2,659	902,677
SPX Technologies, Inc.(1)	2,373	345,319
Stanley Black & Decker, Inc.	8,195	657,977
Timken Co.	3,590	256,218
Toro Co.	5,333	427,173
Watts Water Technologies, Inc., Class A	1,302	264,697
Westinghouse Air Brake Technologies Corp.	8,474	1,606,586
Xylem, Inc.	12,280	1,424,726
		$22,703,768
Media — 1.5%
Charter Communications, Inc., Class A(1)	4,639	$1,590,110
Interpublic Group of Cos., Inc.	18,972	531,596
Liberty Broadband Corp., Class C(1)	6,565	490,799
New York Times Co., Class A	8,243	429,048
Nexstar Media Group, Inc.	1,431	226,055
Omnicom Group, Inc.	9,968	857,647
Paramount Global, Class B	33,036	345,557
Trade Desk, Inc., Class A(1)	20,331	2,389,502
		$6,860,314
Metals & Mining — 1.1%
ATI, Inc.(1)	10,471	$576,324
Carpenter Technology Corp.	3,732	633,358
Commercial Metals Co.	10,622	526,851
Nucor Corp.	11,350	1,324,658
Reliance, Inc.	3,179	855,978
Steel Dynamics, Inc.	8,100	923,967
		$4,841,136
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.(2)	34,989	$322,248
Annaly Capital Management, Inc.	23,916	437,663
Rithm Capital Corp.	23,037	249,491

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc.	14,216	$ 269,393
		$ 1,278,795
Multi-Utilities — 2.6%
Ameren Corp.	13,641	$ 1,215,959
CMS Energy Corp.	15,827	1,054,870
Consolidated Edison, Inc.	17,267	1,540,734
Dominion Energy, Inc.	38,734	2,086,213
DTE Energy Co.	10,848	1,309,896
NiSource, Inc.	24,720	908,707
Public Service Enterprise Group, Inc.	23,343	1,972,250
WEC Energy Group, Inc.	15,971	1,501,913
		$11,590,542
Office REITs — 0.3%
BXP, Inc.	7,981	$593,467
COPT Defense Properties	6,237	193,035
Vornado Realty Trust	9,422	396,101
		$1,182,603
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3,229	$334,363
		$334,363
Passenger Airlines — 0.7%
Alaska Air Group, Inc.(1)	8,718	$564,491
American Airlines Group, Inc.(1)	41,589	724,896
Delta Air Lines, Inc.	30,886	1,868,603
		$3,157,990
Personal Care Products — 0.8%
BellRing Brands, Inc.(1)	5,445	$410,226
Coty, Inc., Class A(1)	16,297	113,427
e.l.f. Beauty, Inc.(1)	2,500	313,875
Estee Lauder Cos., Inc., Class A	10,645	798,162
Kenvue, Inc.	84,958	1,813,854
		$3,449,544
Pharmaceuticals — 0.3%
Elanco Animal Health, Inc.(1)	26,230	$317,645
Jazz Pharmaceuticals PLC(1)	2,847	350,608
Organon & Co.	13,050	194,706
Royalty Pharma PLC, Class A	18,070	460,966
		$1,323,925
Professional Services — 2.9%
Booz Allen Hamilton Holding Corp.	6,495	$835,906
Broadridge Financial Solutions, Inc.	5,705	1,289,843
Dayforce, Inc.(1)(2)	7,112	516,616
Equifax, Inc.	6,220	1,585,167
Security	Shares	Value
Professional Services (continued)
ExlService Holdings, Inc.(1)	7,304	$ 324,151
Exponent, Inc.	2,688	239,501
FTI Consulting, Inc.(1)	1,905	364,103
Genpact Ltd.	7,867	337,888
Maximus, Inc.	3,115	232,535
Parsons Corp.(1)	2,069	190,865
Paychex, Inc.	14,971	2,099,233
Paycom Software, Inc.	2,571	526,978
Paylocity Holding Corp.(1)	2,121	423,076
Robert Half, Inc.	5,162	363,714
Science Applications International Corp.	2,432	271,849
SS&C Technologies Holdings, Inc.	10,165	770,304
TransUnion	10,032	930,067
TriNet Group, Inc.	1,835	166,563
Verisk Analytics, Inc.	6,755	1,860,530
		$13,328,889
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A(1)	14,501	$1,903,836
CoStar Group, Inc.(1)	20,335	1,455,783
Jones Lang LaSalle, Inc.(1)	2,441	617,915
Zillow Group, Inc., Class C(1)	9,783	724,431
		$4,701,965
Residential REITs — 1.9%
AvalonBay Communities, Inc.	7,106	$1,563,107
Camden Property Trust	5,315	616,753
Equity LifeStyle Properties, Inc.	9,896	659,074
Equity Residential	19,806	1,421,278
Essex Property Trust, Inc.	3,347	955,368
Invitation Homes, Inc.	31,733	1,014,504
Mid-America Apartment Communities, Inc.	6,090	941,331
Sun Communities, Inc.	6,432	790,943
UDR, Inc.	17,123	743,309
		$8,705,667
Retail REITs — 0.7%
Brixmor Property Group, Inc.	16,628	$462,924
Federal Realty Investment Trust	4,563	510,828
Kimco Realty Corp.	34,543	809,343
Kite Realty Group Trust	12,106	305,555
NNN REIT, Inc.	10,113	413,116
Regency Centers Corp.	9,508	702,926
		$3,204,692
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc.(1)	6,700	$146,462
Cirrus Logic, Inc.(1)	2,699	268,766
Enphase Energy, Inc.(1)	5,772	396,421
Entegris, Inc.	7,582	751,073

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.(1)	4,223	$ 744,262
Lattice Semiconductor Corp.(1)	6,887	390,149
MKS Instruments, Inc.	3,677	383,842
Monolithic Power Systems, Inc.	2,339	1,383,986
ON Semiconductor Corp.(1)	20,938	1,320,141
Onto Innovation, Inc.(1)	2,475	412,508
Qorvo, Inc.(1)	4,807	336,153
Rambus, Inc.(1)	5,423	286,660
Skyworks Solutions, Inc.	7,586	672,726
Teradyne, Inc.	7,781	979,784
Universal Display Corp.	2,210	323,102
		$8,796,035
Software — 6.9%
Altair Engineering, Inc., Class A(1)	2,668	$291,105
ANSYS, Inc.(1)	4,259	1,436,688
AppFolio, Inc., Class A(1)	985	243,019
AppLovin Corp., Class A(1)	9,144	2,961,102
Aspen Technology, Inc.(1)	1,361	339,746
Atlassian Corp., Class A(1)	7,490	1,822,916
Autodesk, Inc.(1)	9,643	2,850,182
Bentley Systems, Inc., Class B	6,737	314,618
Bill Holdings, Inc.(1)	4,750	402,373
CCC Intelligent Solutions Holdings, Inc.(1)	22,263	261,145
Clearwater Analytics Holdings, Inc., Class A(1)	9,143	251,615
Commvault Systems, Inc.(1)	2,153	324,909
Confluent, Inc., Class A(1)	12,766	356,937
Datadog, Inc., Class A(1)	14,173	2,025,180
DocuSign, Inc.(1)	10,182	915,769
Dolby Laboratories, Inc., Class A	2,976	232,426
Dropbox, Inc., Class A(1)	10,291	309,142
Dynatrace, Inc.(1)	14,524	789,379
Elastic NV(1)	4,223	418,415
Fair Isaac Corp.(1)	1,082	2,154,186
Fortinet, Inc.(1)	28,573	2,699,577
Gen Digital, Inc.	26,969	738,411
Guidewire Software, Inc.(1)	4,198	707,699
HashiCorp, Inc., Class A(1)	7,570	258,970
HubSpot, Inc.(1)	2,448	1,705,693
Manhattan Associates, Inc.(1)	2,898	783,156
MARA Holdings, Inc.(1)(2)	15,457	259,214
Nutanix, Inc., Class A(1)	12,310	753,126
PTC, Inc.(1)	5,959	1,095,681
Qualys, Inc.(1)	1,711	239,916
SentinelOne, Inc., Class A(1)	13,560	301,032
Smartsheet, Inc., Class A(1)	6,625	371,199
SPS Commerce, Inc.(1)	1,768	325,294
Tenable Holdings, Inc.(1)	5,918	233,051
Tyler Technologies, Inc.(1)	2,128	1,227,090
Varonis Systems, Inc.(1)	5,451	242,188
Security	Shares	Value
Software (continued)
Zscaler, Inc.(1)	4,563	$ 823,211
		$ 31,465,360
Specialized REITs — 1.7%
Crown Castle, Inc.	20,678	$ 1,876,735
CubeSmart	11,270	482,920
Extra Space Storage, Inc.	10,192	1,524,723
Iron Mountain, Inc.	14,301	1,503,178
Lamar Advertising Co., Class A	4,402	535,900
SBA Communications Corp.	5,428	1,106,226
Weyerhaeuser Co.	30,240	851,256
		$7,880,938
Specialty Retail — 2.3%
Abercrombie & Fitch Co., Class A(1)	2,145	$320,613
Asbury Automotive Group, Inc.(1)	846	205,603
AutoNation, Inc.(1)	1,286	218,414
Bath & Body Works, Inc.	9,235	358,041
Best Buy Co., Inc.	9,100	780,780
Burlington Stores, Inc.(1)	2,897	825,819
CarMax, Inc.(1)	6,645	543,295
Carvana Co.(1)	5,109	1,038,966
Chewy, Inc., Class A(1)	5,870	196,586
Dick's Sporting Goods, Inc.	2,485	568,667
Five Below, Inc.(1)	2,377	249,490
Floor & Decor Holdings, Inc., Class A(1)	4,728	471,382
GameStop Corp., Class A(1)	17,224	539,800
Gap, Inc.	8,877	209,764
Lithia Motors, Inc., Class A	1,123	401,394
Penske Automotive Group, Inc.	761	116,007
RH(1)	650	255,834
Signet Jewelers Ltd.	2,096	169,168
Tractor Supply Co.	24,125	1,280,073
Ulta Beauty, Inc.(1)	2,083	905,959
Williams-Sonoma, Inc.	5,251	972,380
		$10,628,035
Technology Hardware, Storage & Peripherals — 1.7%
Hewlett Packard Enterprise Co.	63,285	$1,351,135
HP, Inc.	48,032	1,567,284
NetApp, Inc.	9,984	1,158,943
Pure Storage, Inc., Class A(1)	15,409	946,575
Seagate Technology Holdings PLC	10,090	870,868
Super Micro Computer, Inc.(1)	24,920	759,561
Western Digital Corp.(1)	17,277	1,030,227
		$7,684,593
Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	1,365	$114,564
Crocs, Inc.(1)	2,335	255,753

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corp.(1)	6,684	$ 1,357,454
Levi Strauss & Co., Class A	4,324	74,805
lululemon Athletica, Inc.(1)	4,706	1,799,621
PVH Corp.	2,297	242,908
Ralph Lauren Corp.	1,669	385,506
Skechers USA, Inc., Class A(1)	6,206	417,291
Tapestry, Inc.	10,104	660,094
VF Corp.	16,704	358,468
		$5,666,464
Trading Companies & Distributors — 2.6%
Air Lease Corp.	5,418	$261,202
Applied Industrial Technologies, Inc.	1,947	466,248
Beacon Roofing Supply, Inc.(1)	2,822	286,659
Boise Cascade Co.	1,907	226,666
Core & Main, Inc., Class A(1)	9,299	473,412
Fastenal Co.	25,343	1,822,415
Ferguson Enterprises, Inc.	8,724	1,514,225
FTAI Aviation Ltd.	5,162	743,534
GATX Corp.	1,684	260,953
MSC Industrial Direct Co., Inc., Class A	2,216	165,513
SiteOne Landscape Supply, Inc.(1)	1,963	258,665
United Rentals, Inc.	2,976	2,096,413
W.W. Grainger, Inc.	2,020	2,129,181
Watsco, Inc.	1,759	833,572
WESCO International, Inc.	1,947	352,329
		$11,890,987
Water Utilities — 0.4%
American Water Works Co., Inc.	10,209	$1,270,918
Essential Utilities, Inc.	13,803	501,325
		$1,772,243
Total Common Stocks (identified cost $347,501,568)		$452,978,111

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	2,600	$ 2,652
Total Rights (identified cost $2,652)		$ 2,652

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(6)	1,851,623	$ 1,851,623
Total Short-Term Investments (identified cost $1,851,623)		$ 1,851,623
Total Investments — 100.1% (identified cost $349,355,843)		$454,832,386
Other Assets, Less Liabilities — (0.1)%		$ (620,002)
Net Assets — 100.0%		$454,212,384

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $952,775 and the total market value of the collateral received by the Fund was $981,841, comprised of U.S. government and/or agencies securities.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $2,652, which represents less than 0.05% of the net assets of the Fund as of December 31, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2024.
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$2,652

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,851,623, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$301,662	$11,693,138	$(10,143,177)	$ —	$ —	$1,851,623	$4,708	1,851,623

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$452,978,111(2)	$ —	$ —	$452,978,111
Rights	—	—	2,652	2,652
Short-Term Investments	1,851,623	—	—	1,851,623
Total Investments	$454,829,734	$ —	$2,652	$454,832,386

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.